Consolidated Statement of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Extinguishment of Related Party Debt [Member] Common Stock Including Additional Paid in Capital [Member]	Rights to Shares [Member] Common Stock Including Additional Paid in Capital [Member]	May 2015 Private Placement Offering [Member] Common Stock Including Additional Paid in Capital [Member]	May 2015 Private Placement Offering [Member]	November 2015 Private Placement Offering [Member] Common Stock Including Additional Paid in Capital [Member]	November 2015 Private Placement Offering [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Common Stock Including Additional Paid in Capital [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, shares outstanding (in shares) at Dec. 31, 2013							2,982,913	21,399,919	819,414
Balance at Dec. 31, 2013							$ 24	$ 171	$ 7		$ 22,396	$ (29,905)	$ (7,307)
Extinguishment of convertible notes debt and related related accrued interest pursuant to Merger Agreement											5,397		5,397
Extinguishment of warrants											572		572
Stock exchange pursuant to Merger Agreement (in shares)							(2,982,913)	(21,399,919)	(819,414)	467,911
Stock exchange pursuant to Merger Agreement							$ (24)	$ (171)	$ (7)	$ 28,551	$ (28,365)		(16)
Issuance of common stock upon automatic conversion of warrant in connection with extinguishment of related party convertible notes (in shares)	117,950	147,433
PLC common stock assumed in connection with Merger (in shares)										253,420
Private placement offering, net of issuance costs (in shares)										1,048,649
Private placement offering, net of issuance costs										$ 4,204			4,204
Conversion of outstanding amount of principal and interest of certain bridge notes in connection with private placement offering (in shares)										364,548
Conversion of outstanding amount of principal and interest of certain bridge notes in connection with private placement offering										$ 1,546			1,546
Issuance of warrant in connection with note payable										622			622
Issuance of warrants to vendors and service providers										137			137
Stock-based compensation expense										$ 184			$ 184
Exercise of stock option (in shares)										20			20
Cancellation of shares in exchange for rights to shares (in shares)										(106,874)
Net loss												(6,180)	$ (6,180)
Balance, shares outstanding (in shares) at Dec. 31, 2014										2,293,057
Balance at Dec. 31, 2014										$ 35,244		(36,085)	(841)
Issuance of common stock upon automatic conversion of warrant in connection with extinguishment of related party convertible notes (in shares)		70,755
Private placement offering, net of issuance costs (in shares)			4,054,062		1,071,679
Issuance of warrant in connection with note payable										10			10
Issuance of warrants to vendors and service providers										251			251
Stock-based compensation expense										$ 220			220
Net loss												(12,426)	(12,426)
Balance, shares outstanding (in shares) at Dec. 31, 2015										7,490,288
Balance at Dec. 31, 2015										$ 52,447		$ (48,511)	3,936	[1]
May 2015 Offering, net of issuance costs			$ 11,040	$ 11,040	$ 5,393	$ 5,393
Issuance of warrants to employees for performance bonuses										$ 286			286
Exercise of warrant (in shares)										735
Exercise of warrant										$ 3			3
Issuance of warrants to vendors and service providers													$ 142
Exercise of stock option (in shares)													(1,314)
Net loss													$ (4,106)
Balance at Mar. 31, 2016													$ 436

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.